Cover	Nov. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-32877
Entity Registrant Name	Mastercard Incorporated
Entity Central Index Key	0001141391
Entity Tax Identification Number	13-4172551
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Purchase Street
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	249-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MA
Security Exchange Name	NYSE
1.1% Notes due 2022
Title of 12(b) Security	1.1% Notes due 2022
Trading Symbol	MA22
Security Exchange Name	NYSE
2.1% Notes due 2027
Title of 12(b) Security	2.1% Notes due 2027
Trading Symbol	MA27
Security Exchange Name	NYSE
1.0% Notes due 2029
Title of 12(b) Security	1.0% Notes due 2029
Trading Symbol	MA29A
Security Exchange Name	NYSE
2.5% Notes due 2030
Title of 12(b) Security	2.5% Notes due 2030
Trading Symbol	MA30
Security Exchange Name	NYSE